Cash Flow Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	¥ 1,206,573	¥ 1,032,810
Restricted Cash	115,410	152,497
Cash, Cash Equivalents and Restricted Cash	¥ 1,321,983	¥ 1,185,307	¥ 1,366,908	¥ 1,091,812